CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 46,361	$ 34,728	$ 26,572
Other comprehensive gain (loss), net of tax:
Foreign currency translation adjustments	4,238	5,558	(14,703)
Unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge	(441)	(50)	85
Reclassification of net gains realized to net income	(10)	(731)	(1,188)
Other comprehensive gain (loss), net of tax	3,787	4,777	(15,806)
Comprehensive income	50,148	39,505	10,766
Less: comprehensive income attributable to non-controlling interests	(3,141)	(2,813)	(1,465)
Comprehensive income attributable to the Company	$ 47,007	$ 36,692	$ 9,301